Total
MM Select Bond and Income Asset Fund
MM Select Bond and Income Asset Fund

MASSMUTUAL SELECT FUNDS
Supplement dated September 12, 2018 to the
Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the MM Select Bond and Income Asset Fund:

The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MM Select Bond and Income Asset Fund (the "Fund") will be dissolved. Effective on or about September 24, 2018 (the "Termination Date"), shareholders of the Fund will receive proceeds in proportion to the number of shares held by each of them on the Termination Date.

Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE